Income Taxes (Details) - Schedule of the income tax (benefit) provision consist - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Tax Credit Carryforward [Line Items]
Valuation allowance					$ 4,773,512	$ 3,338,470
Income tax provision			$ 17,081	$ 15,382	0	(409,458)
7GC Co Holdings INC [Member]
Tax Credit Carryforward [Line Items]
Valuation allowance					2,118,106	579,406
Income tax provision	$ 10,424	$ 212,639	$ 243,374	$ 223,703	765,554
Income Taxes [Member]
Tax Credit Carryforward [Line Items]
Federal					0	0
Federal					0	(360,150)
State					0	0
State					0	(49,308)
Income tax provision					0	(409,458)
Income Taxes [Member] | 7GC Co Holdings INC [Member]
Tax Credit Carryforward [Line Items]
Federal					558,171	0
Federal					(980,668)	(558,031)
State					207,383	0
State					0	0
Valuation allowance					980,668	558,031
Income tax provision					$ 765,554	$ 0